United States
               Securities and Exchange Commission
                      Washington DC  20549

                            Form 13F

                      Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:   12/31/99

Check here if Amendment [   ]; Amendment Number: ____
    This Amendment (Check only one.):   [   ] is a restatement.
                         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  The Hickory Group, Ltd.
Address:  1801 East 9th Street / Suite 1500
       Cleveland, Ohio  44114-3198

Form 13F File Number:  28-3921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul R. Abbey
Title: President and Chief Executive Officer
Phone: 216.781.5600

Signature, Place, and Date of Signing:

       ___________________________      Cleveland, Ohio     February 18, 2000
          (Signature)               (City, State)                (Date)

Report Type (Check only one.):

[ ]       13F HOLDINGS REPORT:  (Check here if all holdings of this reporting manager are
reported in this
          report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are
reported by
          other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager
are reported in this report and a portion are reported by other reporting manager(s).)

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                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:             83

Form 13F Information Table Value Total: $215,982
                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                               FORM 13F INFORMATION TABLE



      Column1
   Column2
Column3
Column4
            Column5

 Column6
 Column7
               Column8


Name of Issuer
Title of Class
Cusip
Value
(x$1000)
Shrs or
Prn Amt
Sh/
PRN
Put/
Call
Investment
Discretion
Other
Managers
Voting Authority











Sole
Shared
None

Abbott Laboratories Equities   002824100     4704 129542 Sh     -    sole none
Air Prods & Chem    Equities   009158106     3012 89751 Sh     - sole none
Albertson's Inc     Equities   013104104     2757 85490 Sh     - sole none
Allied Capital Equities  01903q108    293    16020      Sh     - sole none
Altera Corp  Equities    021441100    4739   95620      Sh     - sole none
American Express    Equities   025816109     3649 21950 Sh     - sole none
American Home Prod  Equities   026609107     444  11308 Sh     - sole none
American Intl Group Equities   026874107     3491 32288 Sh     - sole none
Atlantic Coast Arlnes    Equities  048396105   469   19740  Sh  -  sole none
Automatic Data Proc Equities   053015103     2357 43747 Sh     - sole none
BP Amoco PLC   Equities  055622104    1249   21066      Sh     - sole none
Bank One     Equities    06423a103    1535   47960      Sh     - sole none
BellSouth Corp.     Equities   079860102     511  10922 Sh     - sole none
Boeing       Equities    097023105    2478   59805      Sh     - sole none
Bristol-Myers Squibb     Equities     110122108   1063  16554  Sh -  sole none
Carnival Corp  Equities  143658102    702    14680      Sh     - sole none
Cedar Fair L.P.     Equities   150185106     275  14200 Sh     - sole none
Ciber          Equities  17163B102    6634   241250     Sh     - sole none
Cisco Systems Inc.  Equities   17275r102     1960 18293 Sh     - sole none
Compaq Computer     Equities   204493100     3117 115175    Sh  -  sole none
Compuware    Equities    205638109    2161   58000      Sh     - sole none
Conseco      Equities    208464107    1674   94000      Sh     - sole none
DST Systems Inc.    Equities   233326107     845  11070 Sh     - sole none
Delhaize America 'A'     Equities     246688105   216  10333  Sh  -  sole none
Disney Co, Walt     Equities   254687106     1008 34463 Sh     - sole none
Duke Energy Co Equities  264399106    518    10344      Sh     - sole none
EMC Corp Mass  Equities  268648102    1128   10325      Sh     - sole none
Elan Corp PLC  Equities  284131208    5710   193550     Sh     - sole none
Endesa       Equities    29258n107    2573   127450     Sh     - sole none
Ericsson L.M. Tele  Equities   294821400     10527 160265 Sh     -  sole none
Erie Indemnity CL A Equities   29530p102     3270 101000  Sh     -  sole none
ExxonMobil   Equities    30231g102    2638   32741      Sh     - sole none
FDX Corporation     Equities   31304n107     5473 133686   Sh     -  sole none
Fedl Home Ln Mtg    Equities   313400301     635  13500 Sh     - sole none
Fedl Natl Mortgage  Equities   313586109     6589 105527   Sh     -  sole none
Ferro Corp.  Equities    315405100    251    11400      Sh     - sole none
First Merit  Equities    337915102    3687   160296     Sh     - sole none
First Union Company Equities   337358105     1526 46325 Sh     - sole none
Flow Intl Corp Equities  343468104    228    20000      Sh     - sole none
GTE Corp.    Equities    362320103    814    11535      Sh     - sole none
General Electric    Equities   369604103     13104  84681  Sh     -  sole none
Hershey Foods  Equities  427866108    1736   36603      Sh     - sole none
Hewlett-Packard Co  Equities   428236103     7990 70241 Sh     - sole none
Home Depot   Equities    437076102    1025   14914      Sh     - sole none
Illinois Tool Wks Inc    Equities 452308109   2583  38225  Sh     -  sole none
Intel Corporation   Equities   458140100   9887 120112    Sh     -  sole none
Interpublic Group   Equities   460690100     3894 67500 Sh     - sole none
Jefferson Pilot     Equities   475070108     3911 57299 Sh     - sole none
Johnson & Johnson   Equities   478160104     4560 48897 Sh     - sole none
KeyCorp      Equities    493267108    2288   103410     Sh     - sole none
Koninklijke Philips      Equities 500472204   7968  59023  Sh     -  sole none
Lear           Equities  521865105    1467   45833      Sh     - sole none
Leggett & Platt Inc.     Equities 524660107   4552  212350 Sh     -  sole none
Leucadia Natl Corp  Equities   527288104     1630 70490 Sh     - sole none
Loral Space & Comm  Equities   G56462107     246  10100 Sh     - sole none
Lucent Technologies Equities   549463107     973  12970 Sh     - sole none
MBNA Corp    Equities    55262l100    295    10837      Sh     - sole none
Medtronic Inc  Equities  585055106    795    21825      Sh     - sole none
Merck & Company     Equities   589331107     2659 39578 Sh     - sole none
National City Corp  Equities   635405103     2367 99938 Sh     - sole none
Norfolk Southern    Equities   655844108     1764 86025 Sh     - sole none
Northern Trust Corp Equities   665859104     986  18600 Sh     - sole none
Nuveen NJ Invest    Equities   670971100     244  19348 Sh     - sole none
Object Design Inc.  Equities   674416102     273  18800 Sh     - sole none
PepsiCo Inc  Equities    713448108    3180   90203      Sh     - sole none
Pfizer Inc   Equities    717081103    5523   170255     Sh     - sole none
Phelps Dodge Corp   Equities   717265102     1965 29171 Sh     - sole none
Philip Morris Cos   Equities   718154107     321  13935 Sh     - sole none
Procter & Gamble    Equities   742718109     3426 31270 Sh     - sole none
Progressive Corp    Equities   743315103     1168 15969 Sh     - sole none
RPM Inc.     Equities    749685103    258    25353      Sh     - sole none
Royal Dutch Petro   Equities   780257804     3728 61548 Sh     - sole none
SBC Communication   Equities   78387g103     734  15058 Sh     - sole none
Schlumberger Ltd    Equities   806857108     3435 61200 Sh     - sole none
Sterling Comm Inc   Equities   859205106     694  20415 Sh     - sole none
Sungard Data Sys    Equities   867363103     341  14355 Sh     - sole none
Synovus Financial   Equities   87161c105     574  28900 Sh     - sole none
Texas Instruments   Equities   882508104     1140 11800 Sh     - sole none
Textron Inc  Equities    883203101    4990   65075      Sh     - sole none
Tokio Marine/Fire Ins  Equities   889090403   1047  17700  Sh     -  sole none
Vodafone Airtouch   Equities   92857t107     1180 23830 Sh     - sole none
Wal-Mart Stores Inc Equities   931142103     1922 27810 Sh     - sole none
Wells Fargo & Co    Equities   949746101     6251 154590 Sh     -    sole none



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